Research and Development Expenses (Tables)	6 Months Ended
Jun. 30, 2025
Research and Development Expenses
Summary of research and development expenses

	Six Months Ended June 30,
	2025	2024

	(in US$’000)
Clinical trial related costs	38,019	55,728
Personnel compensation and related costs	30,063	36,858
Other research and development expenses	3,908	2,670
	71,990	95,256